PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2023	2022
Prepaid research and development	$535,474	$1,300,473
Prepaid insurance	441,871	445,583
Other prepaid expenses	72,358	101,425
Other current assets	18,000	-
Total prepaid expenses and other current assets	$1,067,703	$1,847,481